Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Number of business segments	3
Number of reporting units	7
Amortization of intangible assets	$ 384		$ 428		$ 421
Investment Management
Goodwill [Line Items]
Number of reporting units	2
Amortization of intangible assets	192		214
Investment Services
Goodwill [Line Items]
Number of reporting units	4
Amortization of intangible assets	192	[1]	199	[1]
Other Operating Segment
Goodwill [Line Items]
Number of reporting units	1
Amortization of intangible assets			$ 15	[1]

[1]	Includes the reclassification of goodwill associated with the Shareowner Services business from Investment Services to the Other segment.